UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05898

Morgan Stanley Prime Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-296-6990

Date of fiscal year end:	September 30, 2008

Date of reporting period:	March 31, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Prime Income Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Trust's financial statements and a list of Trust investments.

This material must be preceded or accompanied by a prospectus for the Trust being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Trust will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended March 31, 2008

Market Conditions

The six-month period under review was challenging for the senior loan market, as it was for virtually all areas of the financial market. Liquidity remained constrained as many financial institutions reported significant losses and writedowns on subprime mortgage-related investments. At the same time, the housing market continued to deteriorate and the economy began to slow, with gross domestic product (GDP) growth measuring just 0.6 percent in the fourth quarter of 2007. As weaker economic data was released in the first quarter of this year, fears of recession grew, undermining consumer confidence and fueling ongoing volatility in the market.

In this uncertain environment, demand for high-yield securities declined as investors fled to the relative safety of high-quality Treasury securities. Demand for senior loans was further hindered by the decline in the formation of new collateralized loan obligations (CLOs), which had accounted for a significant portion of purchases in the senior loan market. Furthermore, the surge in leveraged buyout (LBO) activity in early-to-mid 2007 created an oversupply of new senior loan transactions, which resulted in a technical supply/demand imbalance in the market. The supply overhang did decline over the period, however, with total new issue supply falling from approximately $230 billion in July of 2007 to $120 billion as of March 31, 2008. Additionally, demand in the secondary market began to improve late in the period, relieving some of the downward technical pressure on prices.

Throughout the six-month period, the Federal Reserve (the "Fed") made a concerted effort to bolster liquidity, including reducing its target federal funds rate by 250 basis points to 2.25 percent and loosening its lending requirements. The Fed also helped the ailing Bear Stearns by facilitating its purchase by JP Morgan Chase. Despite these actions, however, the market remained turbulent and credit spreads overall ended the period wider. LIBOR rates declined dramatically during the period as well, with the three-month LIBOR rate falling from 5.2287 percent to 2.6881 percent.

Performance Analysis

For the six-month period ended March 31, 2008, Morgan Stanley Prime Income Trust returned -7.16 percent, assuming no deduction of applicable sales charges. The Trust's net asset value (NAV) decreased from $8.72 to $7.81 per share during this period. Comparatively, for the same six-month period, the Lipper Loan Participation Funds Average* returned -10.34 percent.

The price volatility in the senior loan market over the past several months was not the result of deteriorating credit, but rather a technical correction. In fact, credit quality in the market remains strong and default rates, while slightly higher, are still near record lows. As such, we made few changes to the portfolio and continued to adhere to our time-tested strategy of managing the Trust with a bottom-up, research intensive approach, seeking loans with strong credit fundamentals. We continued to favor companies with good profit margins, attractive balance sheet characteristics, a demonstrated ability to service their debts, and solid demand for their products and services. To attempt to limit downside risk, we closely analyzed the collateral security underlying their debts. In addition, the portfolio remained well diversified across major sectors of the senior loan market. Every analyst on the team has invested through at least one economic cycle and many have managed through more; this level of experience was beneficial for the Trust during the period and instrumental in keeping its default rate below the industry average.

Over the course of the period, we maintained the Trust's smaller allocation to higher-risk, high-yield investments relative to those of its Lipper peer group, which was beneficial to performance given the underperformance of these securities versus those of higher quality. Additionally, unlike many funds in its peer group, the Trust remained unlevered during the period, which was additive to performance as it helped the Trust better weather the downturn in the market.

Although we do not take a top-down approach in terms of sector allocation, we did generally avoid the more cyclical sectors or industries that we believe are more vulnerable to a weakening economy. Instead, we focused on less cyclical sectors such as healthcare, where demographics have supported its stability. We also favored the energy sector, which was beneficial given its strong performance during the period.

We are taking a cautious approach toward certain sectors, including the food and beverage industry, which struggled during the period, and the financial sector, which was one of the hardest hit sectors due to the ongoing mortgage-related losses many companies in this space have incurred. It should be noted that the Trust's holdings in the financial sector are in companies that have been less affected by the troubles in the subprime mortgage market and the Trust has no direct exposure to this market. We remain very cautious regarding the housing sector in general and continue to monitor it closely.

In closing, although the reporting period was difficult for the senior loan market, we are encouraged by the recent technical improvements we have seen. Additionally, loans coming to market today are offering better spreads and stronger credit structures—a trend we believe is likely to continue. We remain focused on adding only new loans to the portfolio that we believe have superior structures while minimizing exposure to transactions with limited financial covenants. Looking ahead, we believe we will continue to see ongoing improvements in the market and that the Trust is well positioned to take advantage of new opportunities as they arise.

* The Lipper Loan Participation Funds Average tracks the performance of all funds in the Lipper Loan Participation Closed-End Funds classification. The average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return and net asset value will fluctuate and Trust shares, when sold, may be worth more or less than their original cost.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

PORTFOLIO COMPOSITION
Senior Loans/Notes	98.4%
Short-Term Investments	1.4
Stocks	0.2

Data as of March 31, 2008. Subject to change daily. All percentages for portfolio composition are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The investment objective of the Trust is to provide a high level of current income consistent with the preservation of capital. The Trust seeks to achieve its objective through investment primarily in Senior Loans. There is no assurance that the Trust will achieve this objective.

The Trust invests, under normal market conditions, at least 80 percent of its total assets in Senior Loans. The Trust may invest up to the remaining 20 percent of its total assets in cash or short-term high quality money market instruments, credit linked deposits, junior debt securities or securities with a lien on collateral that is lower than a senior claim on collateral (collectively, "junior debt securities"), and in loans that hold the most senior position in a borrower's capital structure, but that are not secured by any specific collateral. The Trust may invest without limitation in Senior Loans made to non-U.S. borrowers that are U.S. dollar-denominated and may invest up to 20 percent of its total assets in any combination of non-U.S. dollar denominated Senior Loans or other debt securities.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Prime Income Trust

Portfolio of Investments ■ March 31, 2008 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Variable Rate Senior Loan Interests (a) (97.1%)
	Advertising/Marketing Services (0.7%)
$1,401	Advanstar Communications, Inc.	4.92%	05/31/14	$1,099,924
5,983	Affinion Group, Inc.	5.10 - 5.57	10/17/12	5,544,334
				6,644,258
	Aerospace & Defense (2.4%)
2,851	Alion Science & Technology Corp.	7.33	08/02/09	2,209,289
1,722	Apptis (DE), Inc.	5.96 - 5.95	12/20/12	1,481,313
1,079	Avio Investments Spa (Italy)	4.83 - 7.47	12/13/15	900,489
118	DeCrane Aircraft Holdings, Inc.	7.40	02/21/13	103,534
3,491	DynCorp International, LLC	4.63	02/11/11	3,281,886
3,246	Hawker Beechcraft Acquisition Co., LLC	4.70	03/26/14	3,035,158
916	IAP Worldwide Services, Inc.	9.00	12/30/12	768,636
3,027	ILC Industries, Inc.	4.92	02/24/12	2,830,679
2,271	Vangent, Inc.	4.93 -5.35	02/14/13	1,850,771
2,203	Primus International, Inc.	5.58	06/07/12	1,983,148
1,995	Sequa Corporation	5.95	12/03/14	1,888,601
990	Tri-Star Electronics International, Inc.	5.70 - 7.85	02/02/13	900,900
1,945	Wesco Aircraft Hardware Corp.	4.95	09/29/13	1,822,626
1,000	Wesco Aircraft Hardware Corp.	8.45	03/28/14	945,000
				24,002,030
	Airlines (0.5%)
3,185	United Airlines, Inc.	4.63 - 4.81	02/01/14	2,496,428
3,465	US Airways Group, Inc.	5.18	03/23/14	2,489,024
				4,985,452
	Apparel/Footwear (0.5%)
1,317	Gold Toe Investment Corp.	6.01	10/30/13	1,053,333
1,000	Gold Toe Investment Corp. (b)	9.26	04/30/14	895,000
1,141	HanesBrands, Inc.	4.42 - 4.99	09/05/13	1,098,281
1,000	HBI Branded Apparel Limited, Inc.	6.99	03/05/14	968,958
1,000	Levi Strauss & Co.	5.33	03/27/14	828,333
				4,843,905
	Auto Parts: OEM (1.7%)
2,143	Accuride Corp.	6.38 - 6.63	01/31/12	1,992,736
1,995	Dana Corp.	6.81 - 6.88	01/31/15	1,841,219
991	Lear Corp.	5.20 - 5.44	04/25/12	908,004
5,704	Navistar International Corp.	5.90 - 6.50	01/19/12	5,065,602
2,397	Polypore, Inc.	4.96	07/03/14	2,121,733
1,970	Acument Global Technologies, Inc.	6.20	08/11/13	1,832,100

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments ■ March 31, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$3,185	Veyance Technologies	5.21 - 5.75%	07/31/14	$2,603,738
				16,365,132
	Automotive (0.7%)
7,880	Ford Motor Credit Co.	5.80	12/15/13	6,477,646
	Automotive Aftermarket (1.0%)
2,382	KAR Holdings, Inc.	4.95	10/20/13	2,128,317
6,097	Metokote Corp.	6.25 - 2.71	11/27/11	5,334,677
3,125	United Components, Inc.	4.94 - 6.38	06/30/12	2,851,229
				10,314,223
	Automotive Parts Retailer (0.3%)
2,978	CSK Auto, Inc.	9.75	06/29/12	2,888,230
	Beverages: Non-Alcoholic (0.6%)
1,238	Culligan International Co.	4.95	11/24/12	955,969
2,940	DS Waters of America, Inc.	4.95	10/25/12	2,660,803
2,000	DSW Holdings, Inc.	7.12	03/07/12	1,820,000
104	LJVH Holdings, Inc.	5.20	07/19/14	93,531
764	LJVH Holdings, Inc.	5.20	07/19/14	685,892
				6,216,195
	Broadcast/Media (4.0%)
616	Barrington Broadcasting, LLC	4.95 - 5.28	08/12/13	567,914
822	CMP KC, LLC, (Cumulus) (Revolver)	8.25 - 6.56	05/03/10	756,080
4,856	CMP KC, LLC, (Cumulus)	6.88 - 7.13	05/03/11	4,370,345
7,475	CMP Susquehanna (Cumulus Media)	4.64 - 5.03	05/05/13	5,942,326
2,978	Discovery Communications Holdings, LLC	4.70	05/14/14	2,741,161
824	NextMedia Operating, Inc.	5.10 - 7.09	11/15/12	721,139
1,000	NextMedia Operating, Inc.	7.62	11/15/13	840,000
1,706	NV Broadcasting, LLC	6.08	11/01/13	1,458,386
2,000	NV Broadcasting, LLC	9.58	11/01/14	1,660,000
2,023	Regent Broadcasting, LLC	4.95	11/21/13	1,760,013
2,910	Spanish Broadcasting System, Inc.	4.45	06/11/12	2,408,025
18,846	Univision Communications, Inc.	4.95 - 5.49	09/29/14	15,688,456
				38,913,845
	Broadcasting (1.0%)
528	Alpha Topco, Ltd. (United Kingdom)	7.09	12/31/13	465,842
396	Alpha Topco, Ltd. (United Kingdom)	7.09	12/31/13	349,381
167	Alpha Topco, Ltd. (United Kingdom)	8.22	06/30/14	139,000
1,682	Cumulus Media, Inc.	4.45 - 4.64	06/11/14	1,437,919
653	LBI Media, Inc.	4.62	03/31/12	571,667
2,663	Multicultural Radio Broadcasting, Inc.	5.75	12/18/12	2,489,438

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments ■ March 31, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$2,750	Multicultural Radio Broadcasting, Inc.	8.75%	06/18/13	$2,653,750
2,475	NEP II, Inc.	4.95	02/16/14	2,200,675
				10,307,672
	Building Products (0.9%)
2,695	Axia, Inc.	9.25	12/21/12	2,034,725
2,533	Beacon Sales Acquisition, Inc.	5.09 - 6.73	09/30/13	2,165,593
2,668	Hudson Products Holdings, Inc.	6.30 - 7.22	12/05/13	2,441,200
1,878	Interline Brands, Inc.	4.41	06/23/13	1,765,361
968	Universal Building Products, Inc.	5.95 - 7.96	04/28/12	725,741
				9,132,620
	Cable/Satellite TV (2.1%)
3,125	Charter Communications Operating, LLC	5.17	09/06/14	2,401,041
15,618	Charter Communications Operating, LLC	5.26	03/06/14	13,233,642
1,467	Knology, Inc.	6.95	06/30/12	1,246,979
458	MCC IOWA (Mediacom), LLC	4.10- 4.58	03/31/10	404,180
2,943	MCC IOWA (Mediacom), LLC	4.35 - 4.83	01/31/15	2,551,785
1,323	RCN Corporation	5.00	05/25/14	1,141,375
				20,979,002
	Casino/Gaming (6.8%)
4,284	Bally Technologies, Inc.	7.36	09/04/09	4,203,210
2,604	BLB Worldwide Holdings, Inc.	5.21 - 5.59	08/23/11	1,757,571
2,333	BLB Worldwide Holdings, Inc.	7.19 - 7.37	07/18/12	933,333
3,618	Cannery Casino Resorts, LLC	4.92 - 6.20	05/18/13	3,373,829
1,920	CCM Merger Corp.	5.00	07/13/12	1,709,162
764	Golden Nugget, Inc.	4.56 - 4.66	06/30/14	658,636
330	Greektown Casino, LLC	7.94 - 8.00	12/03/12	289,510
1,362	Green Valley Ranch Gaming, LLC	4.67 - 5.09	02/16/14	1,084,761
18,686	Harrah's Operating Company, Inc.	8.50	01/28/16	15,836,683
5,314	Harrah's Operating Company, Inc.	8.50	01/28/18	4,503,317
5,955	Las Vegas Sands, LLC / Venetian Casino Resort, LLC	4.45	05/23/14	5,276,267
1,850	Magnolia Hill, LLC	5.69	10/30/13	1,739,000
4,989	New World Gaming Partners Holdings, Ltd.	7.23	09/30/14	4,191,250
2,000	New World Gaming Partners Holdings, Ltd. (b)	10.23	03/31/15	1,460,000
429	Riviera Holdings Corp.	4.68	06/08/14	380,357
910	Seminole Tribe of Florida	4.13 - 5.56	03/05/14	870,851
4,389	Venetian Macau, Ltd.	4.95	05/26/12	3,977,431
6,711	Venetian Macau, Ltd.	4.95	05/25/13	6,081,944
3,000	Wynn Resorts (Macau) S.A	4.43	05/22/14	2,865,000

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments ■ March 31, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$6,652	Yonkers Racing Corp.	8.69%	08/12/11	$6,169,375
				67,361,487
	Cellular Telephone (0.0%)
189	Crown Castle Operating Co.	4.20	03/06/14	172,955
	Chemicals: Major Diversified (2.7%)
2,104	Arizona Chemical Co.	5.09 - 6.50	02/28/13	1,635,666
1,247	Cristal Inorganic Chemicals US, Inc.	4.95	05/15/14	1,034,906
2,677	Ferro Corp.	6.81	06/06/12	2,463,044
1,221	Georgia Gulf Corp.	5.58 - 6.75	10/03/13	1,113,255
7,336	Hexion Specialty Chemicals, Inc.	5.00 - 7.00	05/05/13	6,834,137
4,141	Ineos Holdings, Ltd. (United Kingdom)	4.88	12/16/13	3,815,970
4,140	Ineos Holdings, Ltd. (United Kingdom)	5.38	12/16/14	3,814,924
2,111	Lucite International US FINCO LLC (United Kingdom)	5.50	07/07/13	1,791,642
1,795	Univar, Inc.	5.70	10/11/14	1,643,780
3,000	Wellman, Inc.	7.24	02/10/09	2,163,750
2,500	Wellman, Inc.	9.99	02/10/10	812,500
				27,123,574
	Chemicals: Specialty (3.1%)
920	Arclin US Holdings, Inc.	5.85 - 7.00	07/10/14	759,000
2,500	Brenntag Holding GmbH & Co. KG (Germany)	5.79	01/17/14	2,173,438
500	Brenntag Holding GmbH & Co. KG (Germany)	7.79	07/17/15	426,250
2,567	FiberVision Delaware Corporation	6.95	03/31/13	1,925,530
522	Foamex, L.P.	5.81 - 7.51	02/12/13	435,744
9,401	Huntsman International, LLC	4.43	04/19/14	9,057,189
3,194	ISP Chemco, Inc.	4.69 - 4.88	06/04/14	2,911,432
170	JohnsonDiversey, Inc.	5.11	12/16/11	160,491
131	JohnsonDiversey, Inc.	5.11	12/16/10	123,710
5,224	Kraton Polymers, LLC	6.75	05/12/13	4,505,737
1,315	MacDermid, Inc.	4.70	04/12/14	1,110,878
716	Nusil Technology, LLC	4.96	10/24/13	705,260
3,271	OMNOVA Solutions, Inc.	5.20	05/22/14	2,584,299
1,891	Rockwood Specialties Group, Inc.	4.74	12/13/13	1,796,937
2,201	Valley National Gases, Inc.	4.95	02/28/14	1,870,425
				30,546,320
	Computer Communications (0.4%)
2,329	Vertafore, Inc.	5.59	01/31/12	2,166,405
1,670	Vertafore, Inc.	8.84	01/31/13	1,482,125
				3,648,530

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments ■ March 31, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Computer Software & Services (2.2%)
$381	Audatex North America, Inc.	4.95%	05/16/14	$339,378
3,360	Dealer Computer Services, Inc.	4.68	10/26/12	3,057,517
1,500	Dealer Computer Services, Inc.	8.18	10/26/13	1,372,500
2,111	Infor Enterprise Solutions Holdings, Inc.	6.45	07/28/12	1,883,813
2,340	Kronos, Inc.	4.95	06/11/14	1,901,431
1,400	Kronos, Inc.	8.45	06/11/15	1,018,500
1,609	Network Solutions, LLC	5.20 - 5.21	03/07/14	1,303,256
2,621	Open Solutions, Inc.	5.85	01/23/14	2,188,791
2,362	Open Text Corp.	4.95	10/02/13	2,267,338
985	Stratus Technologies, Inc.	6.45	03/29/11	876,650
3,344	SunGard Data Systems, Inc.	6.90	02/11/13	3,112,910
2,190	Verint Systems, Inc.	6.24	05/25/14	1,872,231
				21,194,315
	Construction Materials (0.7%)
1,954	Building Materials Holding Corp	7.20 - 7.75	11/10/13	1,515,029
2,788	Building Materials Corp. of America	6.69	03/15/14	2,240,687
1,400	Building Materials Corp. of America	8.44	09/15/14	802,666
782	Contech Construction Products, Inc.	4.71 - 5.08	01/31/13	678,771
1,930	Nortek, Inc.	5.35	08/27/11	1,672,667
				6,909,820
	Consumer Sundries (3.6%)
6,222	Aearo Technologies, Inc.	9.75	09/24/13	6,315,557
744	Aearo Technologies, Inc.	6.50	06/01/14	743,445
904	American Safety Razor Co.	5.13 - 5.75	07/31/13	835,939
1,500	American Safety Razor Co.	8.89 - 8.93	01/30/14	1,312,500
1,414	Amscan Holdings, Inc.	4.86 - 5.34	05/25/13	1,223,357
3,461	Bare Escentuals Beauty, Inc.	5.12	02/18/12	3,296,488
1,824	Bausch and Lomb, Inc.	5.95	04/15/15	1,775,290
229	Bausch and Lomb, Inc.	5.95	04/11/15	222,468
240	Chattem, Inc.	6.13	01/02/13	230,208
3,102	Huish Detergents, Inc.	4.45	04/26/14	2,604,019
1,000	Huish Detergents, Inc.	6.95	10/26/14	742,500
1,990	KIK Custom Products, Inc.	4.85	05/31/14	1,399,633
800	KIK Custom Products, Inc.	7.61	11/30/14	274,666
2,915	Marietta Intermediate Holding Corp. (d)	7.82 - 9.91	12/17/10	2,237,067
3,602	Natural Products Group, LLC	4.95 - 5.49	03/08/14	2,251,418
456	Philosophy, Inc.	4.71 - 5.26	03/16/14	380,794
2,410	Prestige Brands, Inc.	6.97 - 7.09	04/06/11	2,277,783

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments ■ March 31, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$1,976	Spectrum Brands, Inc.	7.07 - 8.54%	03/30/13	$1,766,137
398	Vi-Jon, Inc.	4.92 - 5.23	04/24/14	350,138
2,940	WKI Holding Company	5.43 - 7.46	03/31/12	2,454,900
3,462	Yankee Candle Co., Inc.	4.61 - 4.68	02/06/14	3,000,048
				35,694,355
	Consumer/Business Services (2.1%)
3,391	Aramark Corp.	4.57 - 5.03	01/26/14	3,168,205
1,493	Audio Visual Services Corp.	4.95	02/28/14	1,328,325
772	Cellnet Group, Inc.	6.86	07/11/11	692,898
143	Cellnet Group, Inc.	6.86	10/22/11	126,071
3,852	Corporate Express US Finance, Inc. (Netherlands)	4.57 - 4.78	12/31/10	3,813,367
1,881	HydroChem Industrial Services, Inc.	5.34 - 6.50	07/12/13	1,814,708
1,254	RGIS Services, LLC	5.20 - 5.74	04/30/14	1,019,663
2,614	Sabre Holdings Corp.	5.24	03/30/13	2,152,487
995	SMG Holdings, Inc.	6.19 - 7.73	07/27/14	930,325
939	Valassis Communications, Inc.	4.45	03/02/14	873,140
4,923	VNU, Inc.	5.35	08/09/13	4,454,877
				20,374,066
	Containers/Packaging (3.1%)
1,995	Berlin Packaging, LLC	5.56 - 5.96	08/17/14	1,875,300
4,950	Berry Plastics Group Corp.	5.10	04/03/15	4,230,186
2,053	Consolidated Container Co., LLC	5.50	03/28/14	1,575,933
2,000	Consolidated Container Co., LLC	8.59 - 8.75	09/28/14	1,110,000
653	Crown Americas, Inc.	4.82	11/15/12	620,667
4,421	Graham Packaging Co.	4.88 - 7.00	10/07/11	4,057,864
4,558	Graphic Packaging International Corp.	5.33 - 6.73	05/16/14	4,071,360
3,163	Kranson Industries, Inc.	4.91 - 7.00	07/13/13	2,893,904
1,015	Nexpak Corp. (Revolver) (b) (c) (d)	9.12	11/26/04	803,170
4,196	Nexpak Corp. (b) (c) (d)	9.12 - 11.12	11/26/04	1,279,548
2,962	Packaging Dynamics Operating Co.	4.70	06/09/13	2,399,472
2,022	Pertus Sechzehnte GMBH (Germany)	5.08	06/13/15	1,496,618
2,022	Pertus Sechzehnte GMBH (Germany)	5.33	06/13/16	1,506,730
644	Smurfit-Stone Container Enterprises, Inc.	5.13	11/01/11	614,446
1,350	Tegrant Holding Corp.	5.43	03/08/14	965,250
800	Tegrant Holding Corp.	8.18	03/08/15	362,000
				29,862,448
	Containers - Metals & Glass (0.1%)
1,034	Anchor Glass Container Corp.	4.95	05/03/13	977,390

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments ■ March 31, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Diversified Manufacturing (1.0%)
$325	Arnold Magnetic Technologies Corp. (b)	6.36 - 7.50%	03/06/11	$302,647
978	Arnold Magnetic Technologies Corp. (b)	7.00 - 8.50	03/06/12	928,356
995	GSI Holdings, LLC	6.09	10/31/14	860,675
3,126	Jason, Inc.	5.32 - 7.25	04/30/10	2,766,842
1,910	MW Industries, Inc. (b)	5.71	11/01/13	1,740,648
1,981	Wire Rope Corporation Of America, Inc.	4.95	02/08/14	1,782,755
955	X-Rite, Inc.	6.19 - 7.75	10/24/12	869,232
				9,251,155
	Drugstore Chains (0.3%)
3,500	Rite Aid Corp.	4.41 - 4.87	06/04/14	3,167,500
	Education (0.9%)
4,549	Cengage Learning Holdings II, L.P.	5.20	07/05/14	3,923,143
1,376	Educate Services, Inc.	4.95 - 6.50	06/14/13	1,238,045
429	Educate Services, Inc.	7.95	06/14/14	349,286
4,379	Education Management, LLC	6.63	06/01/13	3,820,793
				9,331,267
	Electric Utilities (0.5%)
480	Bicent Power LLC	4.70	06/30/14	443,743
2,971	Boston Generating, LLC	4.95 - 5.07	12/20/13	2,610,038
2,000	Primary Energy Holdings, LLC	7.60	08/24/09	1,820,000
				4,873,781
	Electronic Components (0.3%)
1,981	CommScope, Inc.	5.17 - 5.20	12/27/14	1,901,439
739	Deutsche Connector Group (France)	7.40	06/22/14	670,813
739	Deutsche Connector Group (France)	7.65	06/22/15	672,661
				3,244,913
	Electronic Production Equipment (0.1%)
1,295	Edwards, Ltd. (Cayman Islands)	5.09	05/31/14	873,832
545	Edwards, Ltd. (Cayman Islands)	8.84	11/30/14	319,091
				1,192,923
	Entertainment & Leisure (2.0%)
2,450	24 Hour Fitness, Inc.	5.71 - 7.22	06/08/12	2,094,750
4,557	Bombardier Recreational Products Inc. (Canada)	6.43	06/28/13	3,994,938
4,210	Cedar Fair, L.P.	4.70	08/30/12	3,906,001
2,459	Cinemark USA, Inc.	4.35 - 6.98	10/05/13	2,237,033
2,754	Fender Musical Instruments Corp.	6.97 - 7.08	06/09/14	2,340,855
898	Gibson Guitar Corp.	5.20	12/29/13	834,886
2,940	Mets Limited Partnership	4.60	07/25/10	2,734,200

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments ■ March 31, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$2,568	Sunshine Acquistion, Ltd.	5.07%	03/20/12	$2,169,700
				20,312,363
	Environmental Services (0.4%)
1,398	Environmental Systems Products Holdings, Inc.	9.69- 9.70	09/12/12	1,317,755
2,983	Waste Services, Inc.	5.15	03/31/11	2,781,628
				4,099,383
	Finance (0.4%)
2,894	C. G. JCF Corp.	5.70	08/01/14	2,749,730
1,165	Riskmetrics Group Holdings, LLC	4.95	01/11/14	1,115,206
				3,864,936
	Finance - Commercial (2.1%)
2,463	Dollar Financial Corp. Inc.	5.45	10/30/12	2,247,031
1,712	First American Payment Systems, L.P.	6.13 - 7.25	10/06/13	1,566,366
3,512	First Data Corporation	7.63	09/24/14	3,171,320
3,830	LPL Holdings, Inc.	4.70	06/28/13	3,437,162
1,000	Nuveen Investments, Inc.	5.65 - 5.70	11/13/14	903,438
4,882	Oxford Acquisition III, Ltd.	5.64	05/11/14	4,043,552
5,103	RJO Holdings Corp.	5.71	07/12/14	3,775,897
2,000	RJO Holdings Corp.	9.46	07/12/15	1,480,000
				20,624,766
	Finance - Corporate (0.2%)
2,324	Grosvenor Capital Management Holdings, L.P.	5.06 - 5.11	12/05/13	2,184,966
	Financial Publishing (1.1%)
6,776	Merrill Communications, LLC	4.95	05/15/11	6,064,393
2,000	Merrill Communications, LLC	9.52	11/15/13	1,670,000
2,803	National Processing Group, Inc.	6.09 - 7.69	09/29/12	2,389,691
1,000	National Processing Group, Inc.	11.19	09/29/14	755,000
				10,879,084
	Finance Rental/Leasing (0.0%)
553	DaimlerChrysler Financial Services Americas, LLC	6.80	08/03/12	459,804
	Financial Services (0.9%)
2,195	Crawford & Co.	5.45	10/30/13	2,041,018
3,674	iPayment, Inc.	4.70 - 4.82	05/10/13	3,104,659
483	Munder Capital Management	4.70 - 5.24	12/29/12	434,455
2,261	Transfirst Holdings, Inc.	5.45	06/15/14	1,865,642
1,625	Transfirst Holdings, Inc.	8.70	06/15/15	1,178,125
				8,623,899

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments ■ March 31, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Food Distributors (1.8%)
$4,925	Acosta Sales Co., Inc.	4.96%	07/28/13	$4,473,540
3,689	BE Foods Investments, Inc. ('c)	9.70	07/11/12	3,080,520
1,832	Coleman Natural Foods, LLC	8.75	08/22/12	1,578,904
1,012	Coleman Natural Foods, LLC (d)	13.75	08/22/13	666,125
4,925	DCI Cheese Company, Inc.	5.95	08/07/13	4,777,250
2,512	FSB Holdings, Inc.	4.94 - 7.00	09/29/13	2,261,108
1,000	FSB Holdings, Inc.	8.44	03/29/14	900,000
				17,737,447
	Food Retail (0.4%)
4,213	Roundy's Supermarkets, Inc.	5.69	11/03/11	3,950,000
	Food: Major Diversified (1.3%)
1,077	B&G Foods, Inc.	9.25	02/23/13	1,017,391
5,908	Bellisio Foods, Inc.	5.75 - 6.13	04/02/11	5,672,132
280	Dole Food Co., Inc.	7.24	04/12/13	241,631
6,239	Dole Food Co., Inc.	6.94 - 8.25	04/12/13	5,377,784
				12,308,938
	Foods & Beverages (2.4%)
3,152	Advantage Sales & Marketing, Inc.	5.13 - 4.70	03/29/13	2,778,127
4,292	Birds Eye Foods, Inc.	4.45	03/22/13	3,841,630
1,441	Bolthouse Farms, Inc.	5.00	12/16/12	1,352,004
1,980	Dean Foods Co.	4.46 - 4.75	04/02/14	1,845,249
1,972	Farley's & Sathers Candy Co.	8.43 - 8.00	06/15/10	1,873,808
3,601	PBM Products, LLC	5.21	09/29/12	3,223,288
4,643	Pierre Foods, Inc.	6.97	06/30/10	3,157,057
5,514	Pinnacle Foods Holding Corp.	5.42 - 7.48	04/02/14	4,805,354
1,325	Smart Balance, Inc.	5.67	05/18/14	1,265,441
				24,141,958
	Forest Products (0.2%)
1,950	Ainsworth Lumber Co., Ltd.	5.69	06/26/14	1,511,250
	Health Care Diversified (0.2%)
2,428	Sun Healthcare Group, Inc.	4.60 - 6.93	04/12/14	2,209,798
	Healthcare (5.0%)
4,910	American Medical Systems, Inc.	5.38	07/20/12	4,364,093
1,990	Biomet, Inc.	5.70	02/15/15	1,917,365
998	FHC Health Systems, Inc.	9.73	12/13/13	977,550
872	Genoa Healthcare Group, LLC	5.90 - 7.25	08/10/12	834,531
8,540	HCA, Inc.	4.70	11/17/12	7,780,638

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments ■ March 31, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$4,987	HCA, Inc.	4.95%	11/17/13	$4,594,174
4,275	HCR Healthcare, LLC	5.43 - 7.00	11/19/14	3,815,438
6,306	Health Management Associates, Inc.	4.45	02/28/14	5,492,699
2,041	HealthCare Partners	6.58	10/31/13	1,898,381
1,259	Healthsouth Corp.	5.21 - 5.50	03/10/13	1,166,819
917	Iasis Healthcare, LLC	5.08 - 6.63	03/15/14	834,137
1,643	Ikaria Holdings, Inc.	4.95	03/28/13	1,544,201
5,365	Inverness Medical Innovations, Inc.	4.67	06/26/14	4,771,377
3,606	Multiplan, Inc.	5.20	04/12/13	3,264,260
1,624	Surgical Care Affiliates, LLC	4.95	12/29/14	1,347,995
2,858	United Surgical Partners International, Inc.	5.02 - 6.79	04/19/14	2,558,270
2,290	Viant Holdings, Inc.	4.95	06/25/14	1,832,308
1,143	VWR International, Inc.	5.20	06/29/14	970,000
				49,964,236
	Home Building (0.6%)
1,056	NLV Holdings, LLC	6.70	05/09/11	791,786
3,663	Rhodes Ranch General Partnership	6.20	11/21/10	2,976,563
777	Shea Capital, LLC	4.71 - 57.5	10/27/11	617,762
1,200	Standard Pacific Corp.	4.82	05/05/13	984,000
982	Yellowstone Development, LLC	5.08	09/30/10	893,984
				6,264,095
	Home Furnishings (0.9%)
2,955	Brown Jordan International, Inc.	7.08 - 8.25	04/30/12	2,748,150
2,218	Generation Brands	5.13 - 5.17	12/20/12	1,641,090
2,000	Generation Brands	10.97	06/20/13	1,350,000
471	Hunter Fan Co.	9.82	10/16/14	334,118
441	Mattress Holdco, Inc.	5.50	01/18/14	306,576
2,500	National Bedding Co.	4.70 - 6.25	08/31/12	1,850,000
300	National Bedding Co.	7.70	02/28/13	247,854
				8,477,788
	Hospital/Nursing Management (0.5%)
5,772	Community Health Systems, Inc.	5.34	07/25/14	5,332,966
	Hotels/Resorts/Cruiselines (0.2%)
1,640	Kuilima Resort Company	9.00	09/30/10	1,562,120
1,000	Kuilima Resort Company (c)	10.75	09/30/11	275,000
				1,837,120
	Industrial Machinery (0.6%)
650	Gleason, Inc.	4.63 - 6.44	06/30/13	554,075

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments ■ March 31, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$1,080	LN Acquisition Corp.	5.75%	07/11/14	$1,003,977
2,985	Mold - Masters Luxembourg Holdings S.A.R.L. (Canada)	6.63	10/11/14	2,783,513
2,113	Sensus Metering Systems, Inc.	4.65 - 5.08	12/17/10	1,901,739
146	Sensus Metering Systems, Inc. (Luxembourg)	6.72 - 6.90	12/17/10	131,185
				6,374,489
	Industrial Specialties (0.6%)
5,455	Panolam Industrial International, Inc. (Canada)	5.45	09/30/12	4,636,856
1,960	Unifrax Corp.	5.00	05/02/13	1,803,200
				6,440,056
	Insurance (0.3%)
1,985	AmWins Group, Inc.	5.56 - 5.60	06/08/13	1,290,250
660	HMSC Holdings Corp.	6.25	04/03/14	458,700
444	HMSC Holdings Corp.	9.50	10/03/14	264,444
937	U.S.I. Holding Corp.	5.45	05/05/14	822,534
				2,835,928
	Life/Health Insurance (1.5%)
4,104	Alliant Holdings I, Inc.	5.70	11/01/14	3,591,328
1,773	Applied Systems, Inc.	5.20 - 7.40	09/26/13	1,613,430
2,646	CCC Information Services, Inc.	4.91	02/10/13	2,454,646
8,358	Conseco, Inc.	4.70	10/10/13	6,504,979
				14,164,383
	Medical Specialties (0.9%)
978	Accellent, Inc.	5.84	11/22/12	830,875
743	Advanced Medical Optics, Inc.	6.82	04/02/14	672,891
3,832	AGA Medical Corp.	4.45 - 6.65	04/28/13	3,487,310
869	CONMED Corp.	4.18	04/12/13	834,133
2,993	DJO Finance, LLC	5.70	05/20/14	2,842,875
				8,668,084
	Medical/Nursing Services (0.4%)
1,359	Golden Living, LLC	5.45	03/14/11	1,249,886
466	National Renal Institutes, Inc.	5.00	03/31/13	408,832
2,533	Select Medical Corp. (Revolver)	5.06 - 5.66	02/24/11	2,153,333
				3,812,051
	Miscellaneous Commercial Services (0.5%)
435	Atlantic Marine Holding Company	6.63 - 7.94	03/22/14	416,379
2,204	Contec, LLC	6.75	06/15/12	2,055,481
777	InfrastruX Group, Inc.	7.20	11/03/12	699,091

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments ■ March 31, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$2,138	NCO Financial Systems, Inc.	6.95 - 7.35%	05/15/13	$1,996,021
				5,166,972
	Miscellaneous Manufacturing (0.2%)
1,946	Tidi Products, LLC (b)	7.83 - 9.33	12/31/11	1,773,683
174	Xerium Technologies, Inc.	5.45	05/18/12	148,409
				1,922,092
	Movies/Entertainment (2.6%)
6,646	AMC Entertainment, Inc.	4.64	01/26/13	6,129,762
17,464	Metro-Goldwyn Mayer Studios, Inc.	5.95	04/08/12	13,894,694
2,535	Panavision, Inc.	6.74 - 8.44	03/31/11	2,141,837
4,388	Regal Cinemas Corp.	4.20	11/10/10	4,093,334
				26,259,627
	Oil & Gas Pipelines (0.1%)
1,401	Targa Resources, Inc.	4.70 - 6.91	10/31/12	1,327,208
	Oil & Gas Production (0.1%)
1,200	CDX Funding, LLC	8.95	03/31/13	1,080,000
	Oil Refining/Marketing (0.4%)
4,186	Western Refining, Inc.	4.99	05/30/14	3,626,486
	Oilfield Services/Equipment (0.2%)
267	Chart Industries, Inc.	6.88 - 7.19	10/17/12	253,333
1,964	Dresser, Inc.	4.95 - 5.32	05/04/14	1,848,013
				2,101,346
	Other Metals/Minerals (0.1%)
465	Novelis, Inc. (Canada)	4.70	07/06/14	416,966
1,024	Novelis, Inc.	4.70	07/06/14	917,326
				1,334,292
	Paper and Forest Products (0.3%)
3,970	White Birch Paper Co. (Canada)	7.58	05/08/14	3,022,163
	Pharmaceuticals: Major (0.4%)
3,308	Cardinal Health409, Inc.	4.95	04/10/14	2,737,646
994	Warner Chilcott Holdings Company III, Ltd.	4.70 - 5.11	01/18/12	922,815
				3,660,461
	Printing/Publishing (5.6%)
488	Ascend Media Holdings, LLC	6.70 - 7.06	01/31/12	255,975
4,808	Canon Communications, LLC	5.70	05/31/11	4,615,631
2,992	Endurance Business Media, Inc.	5.46	07/26/13	2,397,073

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments ■ March 31, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$1,714	Endurance Business Media, Inc.	9.96%	01/26/14	$1,347,857
2,400	Gatehouse Media, Inc.	5.09 - 6.45	08/28/14	1,659,000
4,814	Idearc, Inc.	4.70 - 4.71	11/17/14	3,873,415
988	Intermedia Outdoor, Inc.	5.70	01/31/13	864,063
1,853	Knowledgepoint360 Group, LLC	6.32	04/26/14	1,760,033
5,340	MC Communications, LLC	5.21 - 5.58	12/31/10	4,138,590
1,478	Medimedia USA, Inc.	4.95 - 7.18	10/05/13	1,337,138
1,990	Nelson Education, Ltd.	5.20	07/05/14	1,761,161
1,000	Nelson Education, Ltd.	8.70	07/05/15	882,500
956	Proquest-CSA, LLC	5.14 - 5.69	02/09/14	886,535
2,475	Questex Media Group, Inc.	6.06 - 7.79	05/04/14	2,301,363
1,560	Summit Business Media Intermediate Holding Co., LLC	5.46	07/06/14	1,349,167
491	Thomas Nelson, Inc.	4.95 - 7.54	06/12/12	405,281
12,406	Tribune Company	7.91	05/19/14	8,345,424
18,286	Tribune Company (b)	5.54	12/20/15	13,946,130
4,000	Yell Group PLC (United Kingdom)	4.70	02/10/13	3,356,428
				55,482,764
	Property/Casualty Insurance (0.2%)
1,999	Sedgwick CMS Holdings, Inc.	4.95	01/31/13	1,759,369
	Publishing: Books/Magazines (3.1%)
7,960	American Media Operations, Inc.	6.34 - 8.16	01/13/13	7,004,800
4,825	Cygnus Business Media, Inc.	6.99 - 8.36	07/13/09	4,583,750
5,061	F&W Publications, Inc.	5.42	02/05/13	3,669,698
1,200	F&W Publications, Inc.	6.85	08/05/13	690,000
2,937	Haights Cross Operating Co. (b)	6.57 - 7.57	08/20/08	2,850,504
3,847	Hanley Wood, LLC	6.31 - 6.98	08/01/12	2,885,140
2,388	Network Communications, Inc.	4.60 - 5.49	11/30/12	2,101,440
1,848	Penton Media, Inc.	4.95	02/01/13	1,441,440
1,706	Penton Media, Inc.	7.70	02/01/14	1,245,294
1,277	R.H. Donnelley, Inc.	4.05 - 4.60	06/30/11	1,188,620
2,665	Readers Digest Association, Inc.	5.06 - 5.11	03/02/14	2,202,940
815	Source Media, Inc.	4.95	11/08/11	742,019
				30,605,645
	Pulp & Paper (1.3%)
8,443	Georgia Pacific Corp.	4.45 - 4.84	12/20/12	7,844,059
3,456	Georgia Pacific Corp.	4.45 - 4.74	12/20/12	3,210,886
1,842	NewPage, Corp.	6.31	12/21/14	1,804,964
				12,859,909

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments ■ March 31, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Real Estate - Industrial/Office (0.1%)
$1,760	LNR Property Corp.	6.36%	07/12/11	$1,387,466
	Real Estate Development (2.3%)
1,937	California Coastal Communities, Inc.	5.81	09/15/11	1,859,174
3,000	Capital Automotive, L.P.	4.87	12/16/10	2,817,657
4,446	Ginn-LA CS Borrower, LLC	6.10 - 6.20	06/08/11	3,408,601
2,000	Ginn-LA CS Borrower, LLC	10.20	06/08/12	1,216,666
2,983	Landsource Communities Development, LLC	9.00	02/27/13	2,207,494
2,475	London Arena & Waterfront Finance, LLC (United Kingdom)	5.40	03/08/12	2,251,795
2,977	Realogy Corp.	7.45 - 8.24	10/10/13	2,423,560
1,272	South Edge, LLC	5.25	10/31/08	839,524
2,973	Tamarack Resort, LLC	5.95 - 9.50	05/19/11	2,140,560
4,063	WCI Communities, Inc.	8.25	12/23/10	3,453,125
				22,618,156
	Recreational Products (0.4%)
245	Easton-Bell Sports, Inc.	4.35 - 4.43	03/16/12	209,475
1,950	Mega Brands, Inc. (Canada)	8.00	07/27/10	1,662,375
625	Playcore Holdings, Inc.	5.20 - 6.75	02/21/14	546,623
1,684	True Temper Sports, Inc.	6.33 - 8.10	03/15/11	1,482,131
				3,900,604
	Restaurants (0.9%)
3,563	Arby's Restaurant Group, Inc.	4.95 - 5.49	07/25/12	3,269,235
371	CBRL Group, Inc.	4.62	04/27/13	346,126
1,134	Center Cut Hospitality, Inc.	5.58	07/06/14	935,786
479	El Pollo Loco, Inc.	5.11	11/18/11	400,009
2,479	NPC International, Inc.	4.31 - 5.00	05/03/13	2,181,533
1,743	OSI Restaurant Partners, LLC	4.92 - 5.00	05/09/13	1,354,943
817	Sagittarius Restaurants, LLC	7.08	03/29/13	622,708
				9,110,340
	Retail - Specialty (2.2%)
3,000	Dollar General Corporation	5.99	07/06/14	2,700,468
7,392	General Nutrition Centers, Inc.	4.95 - 6.98	09/16/13	6,031,872
3,000	Guitar Center, Inc.	6.10	10/09/14	2,490,000
6,165	Michael Stores, Inc.	5.25 - 6.00	10/31/13	5,181,549
3,500	Nebraska Book Co.	5.13 - 5.20	03/04/11	3,220,393
814	Neiman Marcus Group, Inc.	4.76	04/08/13	754,694
1,475	Sally Holdings, Inc.	5.70	11/16/13	1,373,008

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments ■ March 31, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$226	Savers, Inc. (Canada)	5.80%	08/11/12	$209,791
246	Savers, Inc.	5.80	08/11/12	228,328
				22,190,103
	Semiconductors (0.1%)
2,148	On Semiconductor Corp.	4.45	09/03/13	1,911,355
	Services to the Health Industry (1.1%)
2,313	CDI Acquisition Sub, Inc.	6.20	12/31/10	2,151,454
1,323	Concentra, Inc.	4.95	06/25/14	1,121,525
1,896	Emdeon Business Services, LLC	4.70	11/16/13	1,739,149
2,802	Harlan Sprague Dawley, Inc.	5.37 - 6.75	07/11/14	2,612,705
227	OmniFlight Helicopters, Inc.	5.86 - 7.00	09/30/11	211,460
757	OmniFlight Helicopters, Inc.	6.36 - 7.50	09/30/12	704,023
2,437	Sterigenics International, Inc.	5.05	11/21/13	2,132,058
				10,672,374
	Specialty Insurance (0.3%)
3,000	Asurion Corp.	6.35	07/03/14	2,555,001
330	Mitchell International, Inc.	4.67	03/28/14	292,050
125	Mitchell International, Inc.	7.94	03/28/15	105,000
				2,952,051
	Specialty Telecommunications (0.4%)
1,200	Intelsat, Ltd. (Bermuda)	5.61	02/01/14	1,198,000
3,500	Level 3 Communications, Inc.	5.14 - 6.63	03/13/14	3,020,000
				4,218,000
	Telecommunications (1.0%)
1,993	DRI Holdings, Inc.	5.70	07/03/14	1,774,162
387	Global Tel*Link Corp.	6.20 - 6.56	02/14/13	344,856
624	Hargray Acquisition Co. (Hargray Communications)	4.95	06/29/14	564,358
1,127	Hawaiian Telecom Communications, Inc.	4.95	06/01/14	884,859
4,079	KMC Telecom, Inc. (b) (c) (g)	10.87	06/30/10	21,209
2,647	NuVox Transition Subsidiary, LLC	6.05	05/31/14	2,395,233
2,366	Sorenson Communications, Inc.	5.20	04/24/14	2,197,678
1,548	Time Warner Telecom, Inc.	6.85	01/07/13	1,450,940
				9,633,295
	Textiles (0.6%)
3,302	Polymer Group, Inc.	4.92	11/22/12	2,823,603
1,821	St. John Knits International, Inc.	5.68	03/21/12	1,611,309

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments ■ March 31, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$1,980	Varsity Brands, Inc.	5.81 - 7.63%	02/22/14	$1,895,850
				6,330,762
	Tobacco (0.0%)
298	MAFCO Finance Corp.	4.68 - 4.77	12/08/11	279,119
	Transportation (1.1%)
550	Coach America Holdings, Inc.	5.45 - 7.48	04/20/14	361,866
536	Helm Holding Corp.	4.95 - 5.38	07/08/11	490,685
2,524	JHCI Acquisition, Inc. (Jacobson Companies)	5.21	06/19/14	1,905,095
1,333	JHCI Acquisition, Inc. (Jacobson Companies) (b)	8.21	12/19/14	953,333
2,201	Kenan Advantage Group, Inc.	6.20	12/16/11	2,002,573
5,000	Rail America, Inc. (RR Acquistion)	5.32	08/14/08	4,787,500
				10,501,052
	Utilities (1.6%)
1,905	Calpine Corp.	5.58	03/29/09	1,695,429
675	Covanta Energy Corp.	4.63 - 6.25	02/09/14	622,448
1,762	FirstLight Power Resources, Inc.	5.04 - 5.25	11/01/13	1,500,017
2,400	FirstLight Power Resources, Inc.	7.14	05/01/14	1,975,999
8,137	NRG Energy Inc.	4.20	02/01/13	7,634,336
1,681	TPF Generation Holdings, LLC	4.70 - 6.83	12/15/13	1,622,395
1,333	TPF Generation Holdings, LLC	6.95	12/15/14	1,080,000
				16,130,624
	Waste Management (0.4%)
439	EnergySolutions - Duratek	7.10	06/07/13	408,485
59	EnergySolutions, LLC	4.79	06/07/11	54,591
176	EnergySolutions, LLC	4.79	05/28/13	163,774
940	EnergySolutions, LLC	7.10	06/07/13	873,245
2,793	LVI Services, Inc.	7.20 - 7.74	11/16/11	2,527,536
				4,027,631
	Wireless Telecommunications (0.3%)
1,990	Alltel Holdings	5.57	05/16/15	1,800,120
983	Cricket Communications, Inc.	5.70	06/16/13	933,921
				2,734,041
	Total Variable Rate Senior Loan Interests (Cost $1,521,069,590)			962,882,104

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments ■ March 31, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Senior Notes (0.3%)
	Building Products (0.1%)
$1,500	Compression Polymers Corp.	11.47%	07/01/12	$1,222,500
	Pulp & Paper (0.1%)
1,333	Verso Paper Holdings - 144A*	6.99	08/01/14	1,133,050
	Telecommunications (0.1%)
5,824	KMC Telecom, Inc. (Acquired between 07/25/03 and 09/15/06, Cost $4,985,368) (b) (c) (f) (g)	9.91	06/30/11	30,285
2,552	KMC Telecom, Inc. (Acquired between 07/25/03 and 09/15/06, Cost $2,187,593) (b) (c) (f) (g)	10.16	06/30/11	13,271
1,000	Qwest Corp.	6.05	06/15/13	905,000
				948,556
	Total Senior Notes (Cost $14,447,901)			3,304,106
	Non-Convertible Preferred Stock (0.0%)
	Environmental Services
7,453	Environmental Systems Products Holdings, Inc. (b) (Cost $186,325)			186,325

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments ■ March 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Common Stocks (0.2%)
	Automotive Aftermarket (0.0%)
6,793	Safelite Realty Corp. (Acquired 09/29/00, Cost $3,958) (b) (e) (f)	$0
	Casino/Gaming (0.0%)
7,216	Aladdin Gaming Holdings, LLC (0.72% Ownership Interest, Acquired 09/01/04, Cost $4,330) (b) (e) (f)	2,728
	Consumer Sundries (0.2%)
52,654	World Kitchen, Inc. (Acquired 01/31/03, Cost $138,363) (b) (e) (f)	1,889,752
	Containers/Packaging (0.0%)
69	Nexpak Holdings, LLC (Acquired 01/01/05, Cost $6,411,773) (b) (e) (f)	0
	Environmental Services (0.0%)
7,453	Environmental Systems Products Holdings, Inc. (b) (e)	0
	Telecommunications (0.0%)
11,689,637	KMC Telecom, Inc. (Acquired 07/25/03, Cost $0) (b) (e) (f)	0
	Total Common Stocks (Cost $6,558,424)	1,892,480

NUMBER OF WARRANTS		EXPIRATION DATE
	Warrants (b) (e) (g) (0.0%)
	Internet Software/Services
98,655	Mobile Pro Corp. (Acquired 11/12/04) (Cost $0)	11/15/09	0

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments ■ March 31, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Invesment (1.4%)
	Repurchase Agreement
$13,378	The Bank of New York (dated 03/31/08; proceeds $13,378,420) (h) (Cost $13,377,677)	2.00%	04/01/08	$13,377,677
	Total Investments (Cost $1,155,639,917) (i) (j)		99.0%	981,642,692
	Other Assets in Excess of Liabilities		1.0	9,425,819
	Net Assets		100.0%	$991,068,511

  *  Resale is restricted to qualified institutional investors.

  (a)  Interest rates shown are those in effect at March 31, 2008.

  (b)  Securities with total market value equal to $29,076,589 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trust's Trustees.

  (c)  Non-income producing security; loan or note in default.

  (d)  Payment-in-kind security.

  (e)  Non-income producing securities.

  (f)  Resale is restricted. No transaction activity during the year.

  (g)  Issuer is liquidating loan.

  (h)  Collateralized by Federal National Mortgage Assoc. 6.03% due 04/01/36 valued at $13,645,231.

  (i)  Securities have been designated as collateral in an amount equal to $23,560,310 in connection with unfunded loan commitments.

  (j)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized depreciation is $173,997,225.

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Financial Statements

Statement of Assets and Liabilities

March 31, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $1,155,639, 917)	$981,642,692
Cash	1,409,693
Receivable for:
Interest	6,182,982
Investments sold	5,894,821
Shares of beneficial interest sold	323,963
Prepaid expenses and other assets	393,947
Total Assets	995,848,098
Liabilities:
Payable for:
Unrealized loss on unfunded commitments (Note 6)	2,247,978
Investment advisory fee	745,946
Dividends to shareholders	671,319
Investments purchased	451,425
Administration fee	213,168
Transfer agent fee	15,825
Accrued expenses and other payables	433,926
Total Liabilities	4,779,587
Net Assets	$991,068,511
Composition of Net Assets:
Paid-in-capital	$1,528,978,609
Net unrealized depreciation	(176,245,203)
Accumulated undistributed net investment income	626,145
Accumulated net realized loss	(362,291,040)
Net Assets	$991,068,511
Net Asset Value Per Share, 126,909,999 shares outstanding (unlimited shares authorized of $.01 par value)	$7.81

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Financial Statements continued

Statement of Operations

For the six months ended March 31, 2008 (unaudited)

Net Investment Income: Income
Interest	$45,917,234
Amendment, commitment and other loan fees	1,273,648
Total Income	47,190,882
Expenses
Investment advisory fee	4,885,592
Administration fee	1,400,174
Shareholder reports and notices	286,186
Transfer agent fees and expenses	237,717
Professional fees	115,288
Registration fees	48,012
Custodian fees	32,612
Trustees' fees and expenses	11,182
Other	67,390
Total Expenses	7,084,153
Less: expense offset	(31,949)
Net Expenses	7,052,204
Net Investment Income	40,138,678
Realized and Unrealized Gain (Loss):
Net realized loss	(6,663,474)
Change in Unrealized Appreciation/Depreciation on:
Investments	(114,220,597)
Unfunded commitments	(834,437)
Net Change in Unrealized Appreciation/Depreciation	(115,055,034)
Net Loss	(121,718,508)
Net Decrease	$(81,579,830)

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED MARCH 31, 2008	FOR THE YEAR ENDED SEPTEMBER 30, 2007
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$40,138,678	$85,874,386
Net realized gain (loss)	(6,663,474)	4,068,008
Net change in unrealized appreciation/depreciation	(115,055,034)	(49,111,416)
Net Increase (Decrease)	(81,579,830)	40,830,978
Dividends to shareholders from net investment income	(40,586,321)	(85,699,527)
Net increase (decrease) from transactions in shares of beneficial interest	(85,624,882)	110,432,711
Net Increase (Decrease)	(126,211,203)	65,564,162
Net Assets:
Beginning of period	1,198,859,544	1,133,295,382
End of Period (Including accumulated undistributed net investment income of $626,145 and $1,073,788, respectively)	$991,068,511	$1,198,859,544

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Financial Statements continued

Statement of Cash Flows

For the six months ended March 31, 2008 (unaudited)

Increase (Decrease) in Cash: Cash Flows Provided by Operating Activities:
Net decrease in net assets from operations	$(81,579,830)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchases of investments	(210,751,237)
Principal repayments/sales of investments	299,793,192
Net purchases of short - term investments	(8,178,133)
Decrease in interest receivables and prepaid expenses and other assets	2,358,057
Decrease in accrued expenses and other payables	(90,483)
Accretion of discounts	(729,897)
Net realized loss on investments	6,663,474
Net change in unrealized appreciation/depreciation on investments	114,220,597
Net change in unrealized appreciation/depreciation on unfunded commitments	834,437
Net Cash Provided by Operating Activities	122,540,177
Cash Flows Used by Financing Activities:
Shares of beneficial interest sold	38,938,784
Shares tendered	(138,649,314)
Dividends from net investment income (net of reinvested dividends of $14,377,054)	(26,028,158)
Net Cash Used by Financing Activities	(125,738,688)
Net Decrease in Cash	(3,198,511)
Cash at Beginning of Year	4,608,204
Cash at End of Year	$1,409,693

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Notes to Financial Statements  ■  March 31, 2008 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Prime Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust was organized as a Massachusetts business trust on August 17, 1989 and commenced operations on November 30, 1989.

The Trust offers and sells its shares to the public on a continuous basis. The Trust is authorized to make monthly repurchases for a portion of its outstanding shares of beneficial interest at the then current net asset value of such shares.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (2) Senior Loans for which quotations are unavailable are value based on prices received from an independent pricing service that are calculated pursuant to a derived pricing methodology. The derived pricing methodology calculates a price for a Senior Loan by incorporating certain market information, including a Senior Loan's credit rating and interest rate, and comparing such information to Senior Loans in similar industries for which market information is available; (3) all other Senior Loans are valued at their fair value in accordance with procedures established in good faith by the Trustees; (4) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (5) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (6) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (7) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trust's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Prime Income Trust

Notes to Financial Statements  ■  March 31, 2008 (unaudited) continued

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily except where collection is not expected. When the Trust buys an interest in a Senior Loan, it may receive a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Trust accrues the commitment fee over the expected term of the loan. When the Trust sells an interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with loan amendments are accrued as earned.

C. Repurchase Agreements — The Trust may invest directly with institutions in repurchase agreements. The Trust's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Senior Loans — The Trust invests primarily in Senior Loans to Borrowers. Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

Some of the Trust's Senior Loans are "Revolver Loans." For these loans, the Trust commits to provide funding up to the face amount of the loan. The amount drawn down by the borrower may vary during the term of the loan.

E. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on March 30, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended March 31, 2008, remains subject to examination by taxing authorities.

Morgan Stanley Prime Income Trust

Notes to Financial Statements  ■  March 31, 2008 (unaudited) continued

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Trust pays Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.90% to the portion of the daily net assets not exceeding $500 million; 0.85% to the portion of the daily net assets exceeding $500 million but not exceeding $1.5 billion; 0.825% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.80% to the portion of the daily net assets exceeding $2.5 billion, but not exceeding $3 billion; and 0.775% to the portion of daily net assets in excess of $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Trust pays an administration fee, calculated daily and payable monthly, by applying the annual rate of 0.25% to the Trust's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Trust.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/principal repayments of portfolio securities, excluding short-term investments, for the six months ended March 31, 2008, aggregated $193,487,070 and $305,911,758, respectively.

Shares of the Trust are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. Pursuant to a Distribution Agreement between the Trust, the Investment Adviser and the Distributor, the Investment Adviser compensates the Distributor at an annual rate of 2.75% of the purchase price of shares purchased from the Trust. The Investment Adviser will compensate the Distributor at an annual rate of 0.10% of the value of shares sold for any shares that remain outstanding after one year from the date of their initial purchase. Any early withdrawal charge to defray distribution expenses will be charged to the shareholder in connection with shares held for four years or less which are accepted by the Trust for repurchase pursuant to monthly tender offers. For the

Morgan Stanley Prime Income Trust

Notes to Financial Statements  ■  March 31, 2008 (unaudited) continued

six months ended March 31, 2008, the Investment Adviser has informed the Trust that it received $1,121,627 in early withdrawal charges.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Trust's transfer agent.

The Trust has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended March 31, 2008 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,930. At March 31, 2008, the Trust had an accrued pension liability of $57,378 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Trust has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Trust.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	SHARES	AMOUNT
Balance, September 30, 2006	125,332,134	$1,504,170,780
Shares sold	27,316,170	246,263,382
Shares issued to shareholders for reinvestment of dividends	4,514,381	40,460,100
Shares tendered (monthly tender)	(19,714,493)	(176,290,771)
Balance, September 30, 2007	137,448,192	1,614,603,491
Shares sold	4,620,282	38,647,378
Shares issued to shareholders for reinvestment of dividends	1,690,374	14,377,054
Shares tendered (monthly tender)	(16,848,849)	(138,649,314)
Balance, March 31, 2008	126,909,999	$1,528,978,609

Morgan Stanley Prime Income Trust

Notes to Financial Statements  ■  March 31, 2008 (unaudited) continued

5. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Trust with the transfer agent and custodian.

6. Unfunded Loan Commitments

As of March 31, 2008, the Trust had unfunded loan commitments pursuant to the following loan agreements:

BORROWER	UNFUNDED COMMITMENT	UNREALIZED GAIN (LOSS)
Bally Technologies, Inc.	2,000,000	$(45,000)
Bausch & Lomb, Inc.	228,572	(6,104)
Cannery Casino Resorts, LLC	1,225,483	(82,720)
Centennial Cellular Operating Co. LLC	2,250,000	(168,750)
CMP KC, LLC	3,028,173	(242,254)
Coach America Holdings, Inc.	112,994	(38,700)
Community Health Systems, Inc.	295,296	(22,460)
Covanta Holdings Corp.	3,365	(245)
DynCorp International, LLC	5,000,000	(325,000)
General Nutrition Centers, Inc.	2,500,000	(437,500)
Golden Nugget, Inc.	436,364	(60,000)
Greektown Casino, LLC	62,383	(9,358)
Las Vegas Sands, LLC	1,500,000	(170,966)
Magnolia Hill, LLC	650,000	(39,000)
Metro – Goldwyn – Mayer Studios, Inc.	961,538	(174,279)
Select Medical Corp.	1,266,667	(190,000)
Summit Business Media Intermediate Holding Company, LLC	432,432	(58,379)
United Surgical Partners International, Inc.	180,411	(18,943)
Univision Communications, Inc.	654,362	(136,598)
Valassis Communications, Inc.	310,303	(21,722)
	23,098,343	$(2,247,978)

The total value of the security segregated for unfunded loan commitments was $23,560,310.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary

Morgan Stanley Prime Income Trust

Notes to Financial Statements  ■  March 31, 2008 (unaudited) continued

differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2007, the Trust had a net capital loss carryforward of $355,201,963, of which $37,282,412 will expire on September 30, 2010, $206,184,990 will expire on September 30, 2011 and $111,734,561 will expire on September 30, 2012 to offset future capital gains to the extent provided by regulations.

As of September 30, 2007, the Trust had temporary book/tax differences primarily attributable to tax adjustments and book amortization of discounts on revolver loans and term loans held by the Trust and interest on loans in default.

8. Accounting Pronouncements

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust's financial statement disclosures.

Morgan Stanley Prime Income Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED SEPTEMBER 30,
	MONTHS ENDED
	MARCH 31, 2008		2007	2006	2005	2004	2003
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$8.72		$9.04	$9.12	$9.02	$8.59	$8.01
Income (loss) from investment operations:
Net investment income	0.30		0.64	0.59	0.41	0.34	0.38
Net realized and unrealized gain (loss)	(0.91)		(0.32)	(0.08)	0.10	0.47	0.58
Total income (loss) from investment operations	(0.61)		0.32	0.51	0.51	0.81	0.96
Less dividends from net investment income	(0.30)		(0.64)	(0.59)	(0.41)	(0.38)	(0.38)
Net asset value, end of period	$7.81		$8.72	$9.04	$9.12	$9.02	$8.59
Total Return†	(7.16	)%(2)	3.57%	5.74%	5.74%	9.65%	12.31%
Ratios to Average Net Assets:
Total expenses (before expense offset)	1.25	%(3)	1.24%	1.26%	1.30%	1.32%	1.36	%(1)
Net investment income	7.14	%(3)	7.12%	6.50%	4.45%	3.75%	4.45%
Supplemental Data:
Net assets, end of period, in millions	$991		$1,199	$1,133	$1,068	$1,116	$1,166
Portfolio turnover rate	18	%(2)	65%	62%	76%	94%	49%

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan.

  (1)  Does not reflect the effect of expense offset of 0.01%.

  (2)  Not Annualized.

  (3)  Annualized.

See Notes to Financial Statements

(This page has been left blank intentionally.)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

MORGAN STANLEY FUNDS

Morgan Stanley
Prime Income Trust

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Trust. For more detailed information about the Trust, its fees and expenses and other pertinent information, please read its Prospectus. The Trust's Statement of Additional Information contains additional information about the Trust, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2008 Morgan Stanley

Semiannual Report

March 31, 2008

XPISAN
IU08–02934P–Y03/08

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

Item 9. Closed-End Fund Repurchases

REGISTRANT PURCHASE OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
October 1, 2007-October 31, 2007			N/A	N/A
November 1, 2007-November 30, 2007			N/A	N/A
December 1, 2007-December 31, 2007			N/A	N/A
January 1, 2008-January 31, 2008			N/A	N/A
February 1, 2008-February 29, 2008			N/A	N/A
March 1, 2008 - March 31, 2008			N/A	N/A
Total			N/A	N/A

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Trust’s/Fund’s principal executive officer and principal financial officer have concluded that the Trust’s/Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust/Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Prime Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer

May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2008